UNAUDITED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (28,892)	$ (47,810)
Loss from discontinued operations, net of tax	0	654
Net loss from continuing operations	(28,892)	(47,156)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	4,697	2,728
Deferred taxes	(113)	39,480
Non-cash lease expense	766	929
Non-cash interest expenses	2,799	2,290
Amortization of RDEC credit	(1,005)	(588)
Gain on embedded derivative	(2,143)	(9,249)
Share-based compensation	1,037	1,131
Changes in accounts receivable provision	479	0
Net realizable value adjustments to inventory	396	0
Other	24	38
Change in operating assets and liabilities:
Accounts receivable	1,030	(4,185)
Inventories	811	19,547
Prepaid expenses and other assets	3,062	1,995
Due from related parties	(857)	97
Accounts payable	(5,075)	(6,230)
Accrued expenses and other liabilities	(17,545)	(7,178)
Accrued warranties	(375)	(2,378)
Due to related parties	445	961
Contract liabilities	(129)	947
Lease obligations - operating leases	(681)	(920)
Net cash used in operating activities - continuing operations	(41,269)	(7,741)
Net cash provided by operating activities - discontinued operations	0	391
Net cash used in operating activities	(41,269)	(7,350)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property, plant and equipment	(33)	(434)
Internal-use software development costs	(1,467)	(3,499)
Net cash used in investing activities - continuing operations	(1,500)	(3,933)
Net cash used in investing activities - discontinued operations	0	(650)
Net cash used in investing activities	(1,500)	(4,583)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of Revolver	(11,000)	(16,770)
Proceeds from Revolver	8,000	6,000
Repayment of Paycheck Protection Program Loan	(82)	(96)
Share repurchase	(110)	0
Taxes withheld and paid related to net share settlement of share-based compensation awards	(49)	0
Net cash used in financing activities - continuing operations	(3,241)	(10,866)
Net cash used in financing activities - discontinued operations	0	0
Net cash used in financing activities	(3,241)	(10,866)
Net change in cash and cash equivalents	(46,010)	(22,799)
Cash and cash equivalents, beginning of period	75,317	87,804	$ 87,804
Exchange rate effects	(245)	493
Cash and cash equivalents, end of period	29,062	65,498	$ 75,317
Supplemental disclosure of cash transactions:
Cash paid for interest	1,841	2,730
Cash refund, net of cash paid for taxes	1,450	967
Continuing Operations
Supplemental disclosure of non-cash investing and financing activities transactions:
Forgiveness of related party payables	5,217	0
Lease assets acquired in exchange for lease liabilities	0	39
Convertible notes issued in exchange for accrued PIK interest	1,703	1,643
Decrease in goodwill due to measurement period adjustments relating to business acquisition, net	0	1,228
Discontinued Operations
Supplemental disclosure of non-cash investing and financing activities transactions:
Lease assets acquired in exchange for lease liabilities	$ 0	$ 3,516